Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Comparison of Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted net earnings per ordinary share for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Numerator:
Earnings (loss) per share attributable to Enstar ordinary shareholders:
Net earnings (loss) from continuing operations(1)	$1,711,810	$897,825	$(163,232)
Net earnings from discontinued operations(2)	7,534	4,350	878
Net earnings (loss) attributable to Enstar ordinary shareholders	$1,719,344	$902,175	$(162,354)
Denominator:
Weighted-average ordinary shares outstanding — basic(3)	21,551,408	21,482,617	20,698,310
Effect of dilutive securities:
Share-based compensation plans(4)	208,293	227,878	129,746
Warrants	58,593	64,571	76,120
Weighted-average ordinary shares outstanding — diluted	21,818,294	21,775,066	20,904,176
Earnings (loss) per share attributable to Enstar ordinary shareholders:
Basic:
Net earnings (loss) from continuing operations	$79.43	$41.80	$(7.89)
Net earnings from discontinued operations	0.35	0.20	0.05
Net earnings (loss) per ordinary share	$79.78	$42.00	$(7.84)
Diluted (5):
Net earnings (loss) from continuing operations	$78.45	$41.23	$(7.89)
Net earnings from discontinued operations	0.35	0.20	0.05
Net earnings (loss) per ordinary share	$78.80	$41.43	$(7.84)
(1) Net earnings (loss) from continuing operations attributable to Enstar ordinary shareholders equals net earnings (loss) from continuing operations, plus net loss (earnings) from continuing operations attributable to noncontrolling interest, less dividends on preferred shares.
(2) Net earnings (loss) from discontinued operations attributable to Enstar ordinary shareholders equals net earnings (loss) from discontinued operations, net of income taxes, plus net loss (earnings) from discontinued operations attributable to noncontrolling interest; refer to Note 5 - "Divestitures, Held-for-Sale Businesses and Discontinued Operations" for a breakdown by period.
(3) Weighted-average ordinary shares for basic earnings per share includes ordinary shares (voting and non-voting) but excludes ordinary shares held in the EB Trust in respect of JSOP awards.
(4) Share-based dilutive securities include restricted shares, restricted share units, and performance share units. Certain share-based compensation awards, including the ordinary shares held in the EB Trust in respect of JSOP awards, were excluded from the calculation for the year ended December 31, 2020 because they were anti-dilutive.
(5) During a period of loss, the basic weighted average ordinary shares outstanding is used in the denominator of the diluted loss per ordinary share computation as the effect of including potentially dilutive securities would be anti-dilutive.